Significant Accounting Policies - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) Installment Segment	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Jan. 01, 2020 CNY (¥)	Mar. 31, 2019	Dec. 31, 2018 CNY (¥)	Apr. 30, 2018
Significant Accounting Policies [Line Items]
Foreign currency exchange buying rate	6.3726			6.3726
Estimated useful lives	50 years
Operating lease,right of use asset	¥ 18,425,000	¥ 20,529,000		$ 2,891
Operating lease, liability	¥ 18,908,000
Number of installment payments from customer | Installment	2
Percentage of estimated profit margin based on consideration of specific and relevant market factors	5.00%
Expected sales return	¥ 5,593,000	6,820,000	¥ 12,037,000
Expected return asset	3,189,000	4,106,000	572,000
Refund liability	¥ 6,320,000	7,707,000	13,602,000
Value added tax rate	13.00%			13.00%		16.00%		17.00%
Accounts and notes receivable from key customers	¥ 658,028,000	1,045,753,000	1,026,142,000
Recognized impairments, net of recoveries, for accounts receivable from customers	25,446,000	4,475,000
Deferred revenue	2,111,000	5,719,000	7,790,000
Advertising and market promotion expenses	173,642,000	102,719,000	106,540,000
Shipping expenses	248,609,000	247,417,000	245,329,000
Subsidy income	30,147,000	33,674,000	35,988,000
Uncertain tax positions, interest and penalties recognized	0	0	0
Statutory reserve funds	¥ 1,756,000	3,464,000	1,047,000
Number of operating segment | Segment	1
Retained earnings	¥ 449,900,000	363,051,000		$ 70,599
Expected credit loss	29,343,000	5,015,000
Expected credit loss provision for accounts and notes receivable and other receivables	34,857,000	9,316,000	4,832,000
General and Administrative Expenses
Significant Accounting Policies [Line Items]
Expected credit loss	25,541,000	4,484,000
Additional Paid-in Capital
Significant Accounting Policies [Line Items]
Accumulated statutory reserve funds	12,517,000	10,761,000
P R C Contribution Plan
Significant Accounting Policies [Line Items]
Employee benefit expenses	34,291,000	10,571,000	23,465,000
Installation Services
Significant Accounting Policies [Line Items]
Revenue recognized amount	5,719,000	¥ 7,790,000	¥ 1,276,000
Expect to recognize unearned amount for remaining performance obligation in 2022	1,642,000
Membership Service
Significant Accounting Policies [Line Items]
Expect to recognize unearned amount for remaining performance obligation in 2022	¥ 469,000
Xiaomi Inc
Significant Accounting Policies [Line Items]
Percentage of second installment payment arrangement to total revenue	2.00%	3.80%	5.90%
Accounting Standards Update 2016-02
Significant Accounting Policies [Line Items]
Operating lease,right of use asset							¥ 9,274,000
Operating lease, liability							¥ 9,168,000
ASU No. 2016-13 | Cumulative Effect, Period of Adoption, Adjustment
Significant Accounting Policies [Line Items]
Retained earnings					¥ 2,826,000